Share-Based Compensation - Share Holding Platform (Details) ¥ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2023 CNY (¥) shares	Jun. 30, 2016 entity	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jun. 28, 2016 shares
Zto Es Holding Limited ("ZTO ES") | Four limited liability partnerships ("LLPs") established as shareholders of ZTO ES
Share-based compensation
Number of LLPs established in PRC | entity				4
Share Holding Platform | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense | ¥					¥ 149,362	¥ 183,175	¥ 158,278
Share Holding Platform | Ordinary share
Share-based compensation
Shares issued to related party											16,000,000
Granted (in shares)	1,027,712	1,205,483	877,264
Share Holding Platform | Ordinary share | Selling, general and administrative expenses
Share-based compensation
Fair value of underlying ordinary shares on the date of option grants (in dollars per share) | $ / shares								$ 20.05	$ 21.02	$ 26.27
Share Holding Platform | Ordinary share | Class A ordinary shares
Share-based compensation
Cash subscription payment | ¥	¥ 0	¥ 0	¥ 0
Share Holding Platform | Ordinary share units
Share-based compensation
Ratio or ordinary share units to ordinary share											5
Granted (in shares)	5,138,560	6,027,415	4,386,320
Share Holding Platform | Ordinary share units | Noncash shares granted
Share-based compensation
Vesting period	3 years	3 years	3 years